Summary of Significant Accounting Policies - Useful Life (Details)	Dec. 31, 2024
Developed technology
Property, Plant and Equipment [Line Items]
Finite-lived intangible asset, useful life	12 years
Patents
Property, Plant and Equipment [Line Items]
Finite-lived intangible asset, useful life	10 years
Customer relationships
Property, Plant and Equipment [Line Items]
Finite-lived intangible asset, useful life	9 years
Molds and tooling
Property, Plant and Equipment [Line Items]
Property, plant and equipment, useful	3 years
Computer and software | Minimum
Property, Plant and Equipment [Line Items]
Property, plant and equipment, useful	3 years
Computer and software | Maximum
Property, Plant and Equipment [Line Items]
Property, plant and equipment, useful	7 years
Displays
Property, Plant and Equipment [Line Items]
Property, plant and equipment, useful	2 years
Equipment
Property, Plant and Equipment [Line Items]
Property, plant and equipment, useful	5 years
Furniture and fixtures
Property, Plant and Equipment [Line Items]
Property, plant and equipment, useful	7 years